UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21258

                     MERCANTILE LONG-SHORT MANAGER FUND LLC
               (Exact name of registrant as specified in charter)
                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 18074
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5852

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

MERCANTILE LONG-SHORT
MANAGER FUND LLC
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2006

MERCANTILE LONG-SHORT MANAGER FUND LLC
CONTENTS
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


                                                                         PAGE(S)


FINANCIAL STATEMENTS (UNAUDITED)

Statement of Assets and Liabilities............................................3

Statement of Operations........................................................4

Statements of Changes in Members' Capital......................................5

Statement of Cash Flows........................................................6

Financial Highlights...........................................................7

Notes to Financial Statements..................................................8

Other Information.............................................................13

MERCANTILE LONG-SHORT MANAGER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


ASSETS
Investment in Mercantile Long-Short Manager Master Fund LLC       $  49,214,298
Investment in Mercantile Long-Short Manager Master Fund LLC
    segregated for tender offer                                         127,112
Restricted cash                                                          80,613
Prepaid directors' fees                                                   6,006
Prepaid expenses                                                         38,654
                                                                ----------------
             Total assets                                            49,466,683
                                                                ----------------
LIABILITIES
Incentive fee payable                                                    64,906
Administration fee payable                                                3,750
Note payable for tender offer                                            80,613
Other accrued expenses                                                   37,526
                                                                ----------------
             Total liabilities                                          186,795
                                                                ----------------
             Net assets                                           $  49,279,888
                                                                ----------------

MEMBERS' CAPITAL
Capital                                                           $  36,613,697
Accumulated net investment loss                                      (4,941,949)
Accumulated net realized gain on investments                          4,420,734
Net unrealized appreciation on investments                           13,187,406
                                                                ----------------
           Members' capital                                       $  49,279,888
                                                                ----------------








    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------------------------------------------


NET INVESTMENT LOSS ALLOCATED FROM MERCANTILE
    LONG-SHORT MANAGER MASTER FUND LLC
    Dividend income                                                                 $          -
    Expenses                                                                            (240,144)
                                                                                  ---------------
      Net investment loss allocated from Mercantile Long-Short
        Manager Master Fund LLC                                                         (240,144)
                                                                                  ---------------

EXPENSES
Management fees                                                                          148,742
Administration fees                                                                       84,328
Incentive fees                                                                            64,906
Audit fees                                                                                18,300
Legal fees                                                                                17,500
Directors' fees                                                                           11,403
Line of credit fees                                                                        3,125
Custodian fees                                                                             1,206
Other expenses                                                                            13,328
                                                                                  ---------------
             Total expenses                                                              362,838
Administration fees waived                                                               (56,455)
                                                                                  ---------------
             Net expenses                                                                306,383
                                                                                  ---------------
             Net investment loss                                                        (546,527)
                                                                                  ---------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net change in unrealized appreciation (depreciation) on investments                   (1,331,540)
                                                                                  ---------------
             Net realized and unrealized loss on investments                          (1,331,540)
                                                                                  ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
    MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
Net change in unrealized appreciation (depreciation) on investments                      892,951
                                                                                  ---------------
             Net realized and unrealized gain on investments allocated from
               Mercantile Long-Short Manager Master Fund LLC                             892,951
                                                                                  ---------------
Net decrease in members' capital from operating activities                          $   (985,116)
                                                                                  ---------------






    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
-------------------------------------------------------------------------------------------------------------------


FOR THE YEAR ENDED MARCH 31, 2006


FROM OPERATING ACTIVITIES
Net investment loss                                                                                   $ (1,794,317)
Net realized gain on investments                                                                         3,213,575
Net change in unrealized appreciation (depreciation)
 on investments                                                                                          5,993,037
                                                                                                    ---------------
             Net increase in members' capital
             from operating activities                                                                   7,412,295
                                                                                                    ---------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                                                         1,438,000
Cost of Interests repurchased                                                                           (6,492,069)
                                                                                                    ---------------
             Net decrease in members' capital
             from capital transactions                                                                  (5,054,069)
                                                                                                    ---------------
MEMBERS' CAPITAL
Balance at March 31, 2005                                                                               46,661,901
                                                                                                    ---------------
Balance at March 31, 2006                                                                              $49,020,127
                                                                                                    ===============


FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)


FROM OPERATING ACTIVITIES
Net investment loss                                                                                   $   (546,527)
Net change in unrealized appreciation (depreciation)
 on investments                                                                                           (438,589)
                                                                                                    ---------------
             Net decrease in members' capital
             from operating activities                                                                    (985,116)
                                                                                                    ---------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                                                         2,051,000
Cost of Interests repurchased                                                                             (806,123)
                                                                                                    ---------------
             Net increase in members' capital
             from capital transactions                                                                   1,244,877
                                                                                                    ---------------
MEMBERS' CAPITAL
Balance at March 31, 2006                                                                               49,020,127
                                                                                                    ---------------
Balance at September 30, 2006                                                                         $ 49,279,888
                                                                                                    ===============






    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
SIX MONTHS ENDED SEPTEMBER 30, 2006
-------------------------------------------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital from operating activities                                            $   (985,116)
Adjustments to reconcile net decrease in members' capital from operating activities to net cash provided by operating activities
    Net change in unrealized (appreciation) depreciation on investments                                    438,590
    Purchases of investments                                                                            (2,000,000)
    Purchase of investment in Master Fund                                                               (1,879,687)
    Proceeds from sale of investment in Master Fund                                                         22,566
    Net investment loss allocated from Master Fund                                                         240,144
    Decrease in receivable for investments sold                                                          5,231,059
    Decrease in restricted cash                                                                            569,099
    Increase in prepaid directors' fees                                                                     (6,006)
    Increase in prepaid expenses                                                                           (26,303)
    Decrease in incentive fee payable                                                                     (758,437)
    Decrease in management fee payable                                                                    (154,104)
    Decrease in administration fee payable                                                                 (19,220)
    Decrease in line of credit fees payable                                                                 (6,250)
    Decrease in other accrued expenses                                                                     (46,728)
                                                                                                    ---------------
             Net cash provided by operating activities                                                     619,607
                                                                                                    ---------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                                    2,051,000
Capital withdrawals                                                                                       (806,123)
Decrease in note payable for tender offer                                                                 (569,099)
Repayment of line of credit                                                                             (1,300,000)
                                                                                                    ---------------
             Net cash used in financing activities                                                        (624,222)
                                                                                                    ---------------
             Net decrease in cash and cash equivalents                                                      (4,615)

CASH AND CASH EQUIVALENTS
Beginning of period                                                                                          4,615
                                                                                                    ---------------
End of period                                                                                         $          -
                                                                                                    ===============

SUPPLEMENTAL INFORMATION:
Interest paid on line of credit                                                                       $          -
                                                                                                    ===============

NON-CASH OPERATING ACTIVITIES
    Assets transferred to Mercantile Long-Short Manager Master Fund LLC (see Note 1)
      Investments, at value                                                                           $ 46,831,482
      Cash                                                                                                 727,501
      Receivable from investments sold                                                                      95,675




    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
FINANCIAL HIGHLIGHTS
SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------


                                                  SIX MONTHS
                                                     ENDED            YEAR            YEAR           YEAR          DECEMBER
                                                   SEPTEMBER          ENDED           ENDED          ENDED        30, 2002*-
                                                   30, 2006         MARCH 31,         MARCH          MARCH         MARCH 31,
TOTAL RETURN                                     (UNAUDITED)+         2006          31, 2005       31, 2004          2003
                                                 ------------      -----------     ----------     ----------     ------------
Total return before incentive fee (1)                  (1.94)% (4)      19.15 %         4.34 %        14.69 %          (1.22)% (4)
Incentive fee                                          (0.13)           (1.91)         (0.43)         (1.34)               -
                                                 ------------      -----------     ----------     ----------     ------------
      Total return after incentive fee (1)             (2.07)% (4)      17.24 %         3.91 %        13.35 %          (1.22)% (4)
                                                 ============      ===========     ==========     ==========     ============
Net assets, end of period (000's)                   $ 49,280         $ 49,020        $46,662        $42,418         $ 24,793

RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio
    Net investment loss, before waivers                (2.50)% (3)      (4.60)%        (3.24)%        (4.22)%          (4.00)% (3)
    Net investment loss, net of waivers                (2.27)% (3)      (3.84)%        (2.49)%        (3.45)%          (3.25)% (3)
Expense ratio before incentive fee
    Operating expenses, before waivers (2)              2.23 % (3)       2.84 %         2.81 %         2.87 %           4.00 % (3)
    Operating expenses, net of waivers (2)              2.00 % (3)       2.08 %         2.06 %         2.10 %           3.25 % (3)
Expense ratio, net of waiver after
    incentive fee
    Expense ratio, net of waivers                       2.00 % (3)       2.08 %         2.06 %         2.10 %           3.25 % (3)
    Incentive fee                                       0.27 % (3)       1.76 %         0.44 %         1.35 %              - % (3)
        Expense ratio, net of waivers
                                                 ------------      -----------     ----------     ----------     ------------
            after incentive fee                         2.27 % (3)       3.84 %         2.50 %         3.45 %           3.25 % (3)
                                                 ============      ===========     ==========     ==========     ============

Portfolio turnover rate                                 0.00 % (5)      13.95 %        23.24 %        32.04 %           0.00 % (4)


*   Commencement of investment operations.
+ On July 1, 2006, the Fund converted into a Feeder Fund of the Mercantile Long-Short Manager Master Fund, LLC. Performance information prior to July 1, 2006 was that of the stand-alone Fund.
(1) Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.
(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.
(3) Annualized.
(4) Not annualized.
(5) Portfolio turnover represents the Master Fund's portfolio turnover for the period of July 1, 2006 to September 30, 2006. The portfolio turnover rate for the Fund from April 1, 2006 to June 30, 2006 was 0.00%. The portfolio turnover rate for these periods was not annualized.



    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX MONTHS ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


 1.  ORGANIZATION

     Mercantile Long-Short Manager Fund LLC (the "Fund") is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, investment management company. The Fund was formed on May 8, 2002 and commenced investment operations on December 30, 2002. On August 11, 2005, the Board approved a plan to restructure the Fund as a feeder fund in a master-feeder structure. The plan was approved by the members at a special meeting held on October 7, 2005. On July 1, 2006, the Fund transferred all of its investable assets totaling $47,654,658, including its interests in the underlying investment funds to Mercantile Long-Short Manager Master Fund LLC (the "Master Fund"), a registered, non-diversified, closed-end investment company with the same investment objective as the Fund. The Fund's interests ("Interests") are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale.

     The Fund's investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. The Fund seeks to achieve this objective by investing substantially all of its investable assets into the Master Fund. The Master Fund's investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies that have either a low correlation with the equity and fixed income markets, or that, when balanced with other strategies, lower the correlation of the Master Fund's total performance to the equity and fixed income markets. The primary focus is in hedged equity strategies though there may also be investments in debt and other instruments. Investments may include long/short equity strategies that encompass general, sector-specific, international, emerging markets, and short-biased strategies. In addition to hedged equity, the Master Fund may also invest in opportunistic hedge funds that utilize distressed and event driven strategies. The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund and should be read in conjunction with the Fund's financial statements. The Fund owns 97% of the Master Fund as of September 30, 2006.

     The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

     Mercantile Capital Advisors, Inc. (the "Manager") serves as the investment manager of the Fund and Master Fund. The Manager oversees the management of the day-to-day operations of the Fund and the Master Fund under the supervision of both the Fund's and the Master Fund's Board of Directors, respectively. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. MCA is a wholly owned subsidiary of Mercantile Safe Deposit & Trust Company ("MSD&T") which is a wholly owned subsidiary of Mercantile Bankshares Corporation ("MBC"), a financial holding company. At September 30, 2006, MBC had a capital balance in the Fund of $22,302,286.

MERCANTILE LONG-SHORT MANAGER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX MONTHS ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Advantage Advisers Management LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

     Generally, initial and additional subscriptions for Interests by eligible members may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for Interests in the Fund. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the U.S. The following is a summary of the significant accounting policies followed by the Fund:

     A.  PORTFOLIO VALUATION
         The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, respectively, less liabilities, including accrued fees and expenses.

         The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are attached to this report.

     B.  INCOME RECOGNITION AND SECURITY TRANSACTIONS
         Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Investments are recorded on the effective date of the subscription in the Master Fund. The Fund will bear, as an investor in the Master Fund, its share of the income, realized and unrealized gains and losses of the Master Fund.

     C.  SEGREGATED ACCOUNT
         A portion of the investment in the Master Fund is segregated to finance the repurchase of Interests from the tender offers.

     D.  FUND EXPENSES
         The Fund will bear all expenses incurred in its business other than those that the Manager assumes. The expenses of the Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund will bear, as an investor in the Master Fund, its share of the fees and expenses of the Master Fund.

MERCANTILE LONG-SHORT MANAGER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX MONTHS ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


         The Fund's costs and expenses incurred in connection with the restructuring of the Fund as a feeder fund in a master-feeder structure, including organizational costs of the Master Fund and costs incurred in connection with the initial offering of the Master Fund's interests were paid by the Manager. The Fund will bear the remaining portion of such costs and expenses, subject to the Expense Limitation Agreement (as discussed herein), pursuant to which the Manager has agreed to limit the Fund's total ordinary operating expenses (excluding the Incentive Fee, if any) for a period of two years following the master-feeder restructuring.

     E.  EXPENSE LIMITATION
         Pursuant to the Expense Limitation Agreement, the Manager has contractually agreed to waive and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's annualized ordinary operating expenses (excluding the Incentive Fee, if any) will not exceed 1.92%. The Expense Limitation Agreement will remain in effect through June 30, 2008 and will automatically renew for successive one year periods thereafter unless the Manager provides written notice of termination at least 30 days prior to the end of the then-current term.

     F.  INCOME TAXES
         The Fund intends to operate and has elected to be treated as a partnership for federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

     G.  CAPITAL ACCOUNTS
         Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

     H.  RESTRICTED CASH
         The Fund holds non-interest bearing restricted cash, which serves as collateral for the note payable for the tender offer.

     I.  USE OF ESTIMATES
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

MERCANTILE LONG-SHORT MANAGER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX MONTHS ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


3.   RELATED PARTY TRANSACTIONS

     A.  MANAGEMENT FEE
         Prior to the master-feeder restructuring, the Fund paid the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases by the Fund. Effective upon the master-feeder restructuring on July 1, 2006, the management fee is paid by the Master Fund and the Fund will bear, as an investor in the Master Fund, its share of the management fee paid by the Master Fund.

     B.  INCENTIVE FEES
         The Fund pays the Manager an annual incentive fee ("Incentive Fee"), payable at the fiscal period-end (the "Incentive Period"), equal to 10% of each member's net profits in excess of such member's Loss Carryforward Amount. The "Loss Carryforward Amount" for each member commences at zero and, for each Incentive Period, is increased or reduced by the net losses or net profits, respectively, allocated to each member's capital account for such Incentive Period.

     C.  ADMINISTRATION AND OTHER FEES
         The Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Fund Services ("SEI") to serve as sub-administrator whereby SEI provides administrative and accounting, and investor services as well as serving in the capacity of transfer and distribution disbursing agent for the Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI. Prior to the master-feeder restructuring, the Fund paid the Manager an administration fee at the annual rate equal to 0.70% of the Fund's net assets. The Manager had voluntarily limited this fee to 0.20% of the Fund's net assets. Effective upon the master-feeder restructuring on July 1, 2006, the Fund pays the Manager an administration fee at the annual rate equal 0.25% of the Fund's net assets, plus an additional $15,000 annually.

         SEI Private Trust Company serves as custodian and escrow agent for the Fund's assets.

     D.  BOARD FEES
         Prior to the master-feeder restructuring, each Board member received an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also received an additional annual fee of $3,333. Effective upon the master-feeder restructuring on July 1, 2006, the Fund pays each Director an annual retainer of $1,000. The Directors will not receive any fees from the Fund for attending regular Board meetings, but the Fund will pay each Director $500, plus expenses, for each special or telephonic meeting if such meeting is called solely for the Fund. Total amounts incurred related to Board meetings by the Fund for the period ended September 30, 2006 were $22,682, which includes $11,279 allocated from Master.

4.   CONCENTRATION OF RISK

         The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX MONTHS ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.   INVESTMENT TRANSACTIONS

     For the period April 1, 2006 through June 30, 2006, purchases and sales of investments (excluding short-term securities) were $2,000,000 and $0, respectively. Beginning July 1, 2006, the Fund's assets were invested in the Master Fund. For the period ended September 30, 2006, aggregate purchases of the Master Fund amounted to $1,879,687 and aggregate sales of the Master Fund amounted to $22,566.

8.   TENDER OFFERS

     On March 1, 2006, the Fund offered to purchase for cash an amount of Interests or portions of Interest up to 5% of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at June 30, 2006. Tenders with a value in the amount of $806,123 were received and accepted by the Fund from limited members. Members received the initial payment on August 1, 2006 and the remaining amount will be paid promptly after completion of the Fund's March 31, 2007 year end audit.

     On September 1, 2006, the Fund offered to purchase for cash an amount of Interests or portions of Interest up to 5% of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at December 31, 2006. Tenders with an estimated value in the amount of $127,112 were received and accepted by the Fund from limited members. A Promissory Note has been issued by the Fund entitling the members to an initial payment within 30 days after December 31, 2006; the remaining amount will be paid promptly after completion of the Fund's March 31, 2007 year end audit.

9.   LINE OF CREDIT

     For the period April 1, 2006 through June 30, 2006, the Fund had a line of credit with Boston Private Bank & Trust Company. The line of credit could be accessed by the Fund to purchase portfolio securities, to meet repurchase requests, and for cash management purposes. For the period April 1, 2006 through June 30, 2006, the Fund had no borrowings. The line of credit was terminated on July 1, 2006, when the Fund transferred all of its investable assets to the Master Fund.

MERCANTILE LONG-SHORT MANAGER FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-551-2145; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR
Mercantile Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland 21201

INVESTMENT ADVISER TO THE MASTER FUND
Advantage Adviser Management LLC
200 Park Avenue
New York, NY 10166

SUB-ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

MERCANTILE LONG-SHORT
MANAGER MASTER FUND LLC
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2006

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
CONTENTS
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------



                                                                         PAGE(S)

Fund Commentary (unaudited)....................................................3

FINANCIAL STATEMENTS (UNAUDITED)

Schedule of Investments........................................................7

Statement of Assets and Liabilities............................................9

Statement of Operations.......................................................10

Statement of Changes in Members' Capital......................................11

Statement of Cash Flows.......................................................12

Financial Highlights..........................................................13

Notes to Financial Statements.................................................14

Addendum to Financial Statements..............................................20

Liquidity of Investment Funds.................................................24

Other Information.............................................................25

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


Dear Members:

Mercantile Long-Short Manager Master Fund (the "Fund") returned -1.91%, gross of all fees and expenses, for the six months ended September 30, 2006 (the "Reporting Period").

The Fund produced positive returns in three of the six months ended September 30, 2006, continuing to meet its objective and provide investors with global equity exposure with less risk than a traditional "long-only" global equity strategy.

In general, economic and market conditions proved challenging to the Fund's managers' efforts. Most of our managers produced disappointing results during the dramatic equity market sell-off of May and June and the ensuing volatility in the months following. Our managers, including the global managers, with exposure to commodities found it especially difficult to maneuver their sub-funds during the Reporting Period. It is worth noting that the Fund gained 5.23% and 7.68%, gross of all fees and expenses, for the year-to-date and 12-month periods ended September 30, 2006, respectively.

MARKET AND ECONOMIC REVIEW

As the Reporting Period began, investors were generally upbeat. Corporate profits were strong, and interest rate increases by the Federal Reserve Board (the "Fed") had been predictable and had not significantly drained liquidity from the system. However in mid-May, concerns surfaced with respect to hawkish comments made by new Fed chairman Bernanke regarding the pace of economic growth and inflation. Wariness about a reduction in global liquidity weighed on shares. Rising energy costs, higher U.S. Treasury rates and volatility in the commodities markets further worried investors in May and June, driving an equity market sell-off and a global flight to quality. Emerging international equity markets felt the ripple effect and declined as well. Heightened geopolitical tensions, especially in the Middle East, still-surging energy prices and higher-than-anticipated core inflation contributed to ongoing equity market volatility during the summer of 2006. By mid-July, major U.S. stock markets came near or hit lows for the year.

After the Fed decided on August 8 to pause in its two-year-plus campaign of raising interest rates, an equity market relief rally proceeded in earnest through the end of the Reporting Period. Also contributing to the rally were retreating oil and other commodities prices, which kept inflation fears in check. Providing further strength to many stock prices were record levels of merger and acquisition activity and leveraged buyout offers. The primary factor overhanging these rally drivers was the slowdown in the housing market, wherein home price growth moderated, hybrid mortgage loans were repriced and major residential builders reduced earnings prospects for 2006 and 2007. All told, the broad U.S. equity market produced gains for the Reporting Period, though most of the advance came from large-cap stocks, with small-cap and mid-cap stocks lagging behind.

International equity markets overall modestly outperformed the U.S. equity market for the Reporting Period. While concerns about global monetary policy, inflation, interest rates and energy prices took a toll on investor sentiment, they were overshadowed by strong merger and acquisition activity and earnings announcements. Europe led the way, followed by Asian markets, excluding Japan. Latin

  THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


American markets produced more modest returns. Japan significantly lagged, generating negative returns for the six months, due primarily to a considerable rotation away from those sectors that had previously led its equity market, including banks, brokerage and real estate.

FUND REVIEW

As Adviser, we carefully evaluated the Fund's strategies and strategy allocation throughout the Reporting Period and made changes in an effort to further diversify the portfolio for enhanced risk management and increased potential returns.

As of September 30, 2006, there were 14 managers in the Fund, as we had redeemed one manager on March 31 and added one during the Reporting Period. Of the 14 hedge funds in the Fund at the end of September 2006, only four generated positive returns during the Reporting Period. In all, the managers in the Fund employed five strategies over the course of the Reporting Period. Of the five strategies in use, two generated positive returns during the Reporting Period.

o SECTOR HEDGED EQUITY STRATEGIES - With four managers in this component, the sector hedged equity strategies as a group performed best during the Reporting Period, generating positive returns. Artis Technology Qualified 2X, L.P., the Fund's technology manager, led the sector managers. Artis Technology had its first negative quarter during the first fiscal quarter of the period after 17 consecutive quarters of positive net returns, but it more than made up for this disappointment with a significant rebound in the next quarter. Positions in RSA Security, CTrip.com, Freescale Semiconductor, Novatel Wireless, Silicon Image and Tencent Holdings generated particularly significant returns. The worst performing manager in this component was Basswood Financial Partners, L.P. Basswood has had a major bet on the resurgence of homebuilders, as it feels these stocks are quite undervalued. While these stocks went from cheap to extremely cheap over the Reporting Period, Basswood feels the quality of its portfolio is as good as it has ever been and has significant upside potential in the coming months. Sector hedged equity strategies are strategies that focus on specific sectors of the markets, such as telecommunications, healthcare, real estate, energy or technology. Typically both long and short strategies will be used to target positive returns. The Fund's allocation to this component shifted from 34.6% at March 31, 2006 to 33.7% at September 30, 2006.

o EVENT DRIVEN STRATEGIES - The event driven strategy component also performed well for the Fund during the Reporting Period, generating positive returns. Centaurus Alpha Fund, L.P., the Fund's sole event driven manager, focused on European equities and was able, during the Reporting Period, to post solid returns, as European markets continued to be sustained by strong merger and acquisition activity. Merger and acquisition volume in Europe was already about $1 trillion in mid-September year-to-date, bringing 2006 on pace to finish above the 2005 high of $1.2 trillion. Indeed, the end of the summer saw a rush of activity in Europe with E.On increasing its offer for Endesa, Man bidding for Scania, and Merck taking over Serono. The Fund's allocation to event driven strategies grew modestly, appreciating from 6.7% to 6.8% over the span of the Reporting Period. Event driven strategies are, in general, approaches that seek to anticipate certain events, such as mergers or corporate restructurings. Such funds typically employ medium-term holding periods.


  THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


o GENERAL HEDGED EQUITY STRATEGIES - The worst performing strategy component during the Reporting Period was general hedged equity strategies, with all four managers in this area producing negative performance for the Reporting Period. In particular, North Sound Legacy Institutional Fund LLC had a difficult period. North Sound has a position in international holdings and was thus hit especially hard by the global equity market sell-off during May and into June. Short positions in companies leveraged to a weakening U.S. consumer were also negatively affected. Eden Capital Partners, L.P. and Wynnefield Partners Small Cap Value, L.P., the Fund's two small-cap equity managers, generated negative performance for the Reporting Period, as the markets favored biggercompanies during these months following a six-year run of outperformance by small-caps. General hedged equity strategies generally mean taking a secondary position with the expressed purpose of counterbalancing a known risk involved with a primary position. This can be accomplished by taking positions in specifically related securities for specific risks or by purchasing index options for market risks. By virtue of equity depreciation, the Fund's allocation to this component decreased from approximately 30.7% at the close of March 2006 to 27.9% at the end of September 2006.

o SPECIALTY/MACRO STRATEGIES - With two managers in this area, the macro strategies also produced negative returns for the Reporting Period. Cipher Composite Fund L.P., a systematic commodity trading adviser, had a particularly challenging time trading energies, currencies and grains during the Reporting Period and suffered a rather notable drawdown from May through July. Historically, there have been significant opportunities after market corrections and system underperformance to generate above-average returns, and thus we added some Fund assets to Cipher Composite on August
     1. Peak Select Partners L.P., the Fund's global macro manager, also generated negative returns during the Reporting Period. Peak Select, which employs a mainly fundamental, top-down approach to trading in the commodity, fixed income, currency and stock index markets, was hurt by currency markets that exhibited a pendulum-like behavior that punished both quantitative and fundamental traders alike. Peak Select had positioned its portfolio defensively in May based on concerns about the run-up in the commodity sector, but apparently not enough to avoid declines during the May through July sell-off. We added Fund assets to Peak Select on August 1 as well. Given the combined effect of manager performance and these increased allocations, the specialty/macro strategies component of the Fund went from 8.3% of assets at the end of March 2006 to 8.2% at the close of September 2006. Macro strategies generally employ investments in equity, debt, currencies and commodities across multiple sectors, economies, market capitalizations and are more based on macroeconomic modeling.

o INTERNATIONAL HEDGED EQUITY AND OPPORTUNISTIC GLOBAL CREDIT STRATEGIES - With three managers in this area, the international strategies also generated negative returns during the Reporting Period. Horseman Global Fund, L.P., a global long/short equity fund with sizable exposure to the energy sector, produced strong double-digit returns in 2005 but was hurt during this six-month period by the decline in the price of oil. We added Andromeda Global Credit Fund, L.P., an opportunistic, global fixed income manager to the Fund on May 1. Andromeda was able to generate positive performance for the Fund since our initial investment, and therefore we added a portion of Fund assets to Andromeda on August 1, as we seek to build this sub-fund up to a full position size within the portfolio. With this manager addition, the Fund's allocation to international hedged equity and

  THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


     opportunistic global credit strategies went from 19.7% of assets at the start of the Reporting Period to 23.4% at the end of the Reporting Period.

STRATEGY AHEAD

Within the event driven strategy component of the Fund, we intend to add a municipal bond arbitrage manager. The manager's objective is to actively trade the perceived mispricings within the highly fragmented municipal bond market. In our view, such an addition will not only broaden the diversification of the Fund's portfolio but should also bring some tax-advantaged benefits. While we do not intend to pursue any new strategies over the coming months, we may look to establish positions with additional managers in other current strategy components should such opportunities arise.

Certainly, Fund performance was disappointing during the Reporting Period, but we are comfortable with the Fund's current exposure and the flexibility of the Fund based on the multi-strategy styles of managers. Indeed, we believe the Fund is prudently diversified by strategy, geography, sector and market capitalization to take advantage of whatever conditions the markets may bring and whatever direction economic indicators may take as we continue to seek capital appreciation while limiting risk. Most of the managers in the Fund seek to generate positive risk-adjusted returns by concentrating on individual stock picking rather than on the direction of the market. Of course, the Fund is likely to perform best during strong equity markets due to its hedged equity focus.

We appreciate your continued investment in the Mercantile Long-Short Manager Master Fund. We look forward to helping you meet your investment goals in the future.

Sincerely,

ADVANTAGE ADVISERS MANAGEMENT, LLC






  THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

[Graphic Omitted] Plot points are as follows:

--------------------------------------
Sector Hedged Equity               34%
General Hedged Equity              28%
International Hedged Equity        18%
Specialty - Macro                   8%
Event Driven                        7%
Opportunistic Global Credit         5%
--------------------------------------


INVESTMENT FUNDS*                                              COST                VALUE            % OF NET ASSETS
SECTOR HEDGED EQUITY
    Artis Technology Qualified 2X, L.P.                   $      3,366,812      $    5,260,863               10.38 %
    Basswood Financial Partners, L.P.                            2,250,000           2,851,404                5.63
    DAFNA Fund, L.L.C., Series A                                 2,800,000           3,983,807                7.86
    TCS Capital II, L.P.                                         2,200,000           4,321,229                8.53
                                                         ------------------  ------------------  ------------------
    Total Sector Hedged Equity                                  10,616,812          16,417,303               32.40
GENERAL HEDGED EQUITY
    Eden Capital Partners                                        2,000,000           2,403,705                4.74
    Newcastle Partners, L.P.                                     3,000,000           3,020,775                5.96
    North Sound Legacy Institutional Fund, L.L.C.                2,509,024           3,180,655                6.28
    Wynnefield Partners Small Cap Value, L.P.                    2,750,000           5,014,241                9.90
                                                         ------------------  ------------------  ------------------
    Total General Hedged Equity                                 10,259,024          13,619,376               26.88
INTERNATIONAL HEDGED EQUITY
    Horseman Global Fund, L.P.                                   2,161,193           3,778,692                7.46
    Kingdon Associates, L.P.                                     3,500,000           5,079,698               10.02
                                                         ------------------  ------------------  ------------------
    Total International Hedged Equity                            5,661,193           8,858,390               17.48
SPECIALTY - MACRO
    Cipher Composite Fund L.P.                                   1,750,000           2,039,645                4.03
    Peak Select Partners L.P.                                    1,750,000           1,957,685                3.86
                                                         ------------------  ------------------  ------------------
    Total Specialty - Macro                                      3,500,000           3,997,330                7.89
EVENT DRIVEN
    Centaurus Alpha Fund, L.P.                                   3,000,000           3,314,151                6.54
                                                         ------------------  ------------------  ------------------
    Total Event Driven                                           3,000,000           3,314,151                6.54
OPPORTUNISTIC GLOBAL CREDIT
    Andromeda Global Credit Partners, L.P.                       2,500,000           2,533,380                5.00
                                                         ------------------  ------------------  ------------------
    Total Opportunistic Global Credit                            2,500,000           2,533,380                5.00
                                                         ------------------  ------------------  ------------------
Total Investment Funds                                    $     35,537,029      $   48,739,930               96.19 %
                                                         ------------------  ------------------  ------------------


    * All investments are non-income producing.

    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


As of September 30, 2006, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:
     COUNTRY                                    COST                VALUE
      Great Britain - 14.00%               $    5,161,193      $    7,092,843
      United States - 82.19%                   30,375,836          41,647,087
                                           ----------------    ----------------
                                           $   35,537,029      $   48,739,930
                                           ----------------    ----------------


The aggregate cost of investments for tax purposes was expected to be similar to book cost of $35,537,029. Net unrealized appreciation on investments for tax purposes was $13,202,091 consisting of $13,202,091 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 96.19% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.





    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


ASSETS
Investments, at value (cost, $35,537,029)                       $    48,739,930
Cash                                                                    390,130
Fund investments made in advance                                      2,000,000
Receivable for fund investments sold                                     95,675
Prepaid directors' fees                                                  35,419
Prepaid expenses                                                          1,689
                                                                ----------------
             Total assets                                            51,262,843
                                                                ----------------
LIABILITIES
Management fee payable                                                  153,750
Administration fee payable                                               24,327
Capital contributions received in advance                               385,000
Line of credit fees payable                                               3,125
Other accrued expenses                                                   27,181
                                                                ----------------
             Total liabilities                                          593,383
                                                                ----------------
             Net assets                                         $    50,669,460
                                                                ----------------
MEMBERS' CAPITAL
Capital                                                         $    37,709,508
Accumulated net investment loss                                        (242,949)
Net unrealized appreciation on investments                           13,202,901
                                                                ----------------
             Members' capital                                   $    50,669,460
                                                                ----------------







    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006*
--------------------------------------------------------------------------------


OPERATING EXPENSES
Management fees                                                       $ 153,750
Administration fees                                                      24,327
Directors' fees                                                          11,403
Audit fees                                                               18,300
Legal fees                                                               17,500
Line of credit fees                                                       3,125
Custodian fees                                                            1,216
Printing fees                                                             1,104
Registration fees                                                           275
Other expenses                                                           11,949
                                                                      ----------
             Net operating expenses                                     242,949
                                                                      ----------
             Net investment loss                                       (242,949)
                                                                      ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net change in unrealized appreciation (depreciation) on investments     908,448
                                                                      ----------
             Net realized and unrealized gain on investments            908,448
                                                                      ----------
Net increase in members' capital from operating activities            $ 665,499
                                                                      ----------


  * Investment operations commenced on July 1, 2006.






    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------


FOR THE PERIOD ENDED SEPTEMBER 30, 2006*

FROM OPERATING ACTIVITIES
Net investment loss                                                $   (242,949)
Net change in unrealized appreciation (depreciation)
 on investments                                                         908,448
                                                                   -------------
             Net increase in members' capital
             from operating activities                                  665,499
                                                                   -------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from transfer of assets**                                   47,654,658
Proceeds from sales of Interests                                      2,559,471
Cost of Interests repurchased                                          (210,168)
                                                                   -------------
             Net increase in members' capital
             from capital transactions                               50,003,961
                                                                   -------------
MEMBERS' CAPITAL
Balance at July 1, 2006                                                       -
                                                                   -------------
Balance at September 30, 2006                                      $ 50,669,460
                                                                   -------------

    *  Investment operations commenced on July 1, 2006.
    ** See Note 1 in Notes to Financial Statements.






    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006*
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                                           $       665,499
Adjustments to reconcile net increase in members' capital from operations to net cash used in operating activities
    Net change in unrealized appreciation on investments                                                    (908,448)
    Purchases of investments                                                                              (1,000,000)
    Increase in fund investments made in advance                                                          (2,000,000)
    Increase in prepaid directors' fees                                                                      (35,419)
    Increase in prepaid expenses                                                                              (1,689)
    Increase in management fee payable                                                                       153,750
    Increase in line of credit fees payable                                                                    3,125
    Increase in administration fee payable                                                                    24,327
    Increase in other accrued expenses                                                                        27,181
                                                                                                  --------------------
             Net cash used in operating activities                                                        (3,071,674)
                                                                                                  --------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                                      2,944,471
Capital withdrawals                                                                                         (210,168)
                                                                                                  --------------------
             Net cash provided by financing activities                                                     2,734,303
                                                                                                  --------------------
             Net decrease in cash and cash equivalents                                                      (337,371)

CASH AND CASH EQUIVALENTS
Beginning of period                                                                                          727,501
                                                                                                  --------------------
End of period                                                                                        $       390,130
                                                                                                  --------------------
SUPPLEMENTAL INFORMATION:
Interest paid on line of credit                                                                      $             -
                                                                                                  --------------------
NON-CASH OPERATING ACTIVITIES
    Assets received from Mercantile Long-Short Manager Fund LLC (see Note 1)
      Investments, at value                                                                          $    46,831,482
      Cash                                                                                                   727,501
      Receivable from investments sold                                                                        95,675

    *   Investment operations commenced on July 1, 2006.











    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
FINANCIAL HIGHLIGHTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------




                                                      JULY 1, 2006* -
                                                       SEPTEMBER 30,
                                                           2006
                                                      ---------------
Total return (1)                                                 1.34 % (4)
                                                      ---------------
Net assets, end of period (000's)                       $      50,669

RATIOS TO AVERAGE NET ASSETS
Net investment loss                                             (2.00)% (3)
Net operating expenses (2)                                       2.00 % (3)
                                                      ---------------
Portfolio turnover rate                                          0.00 % (4)


*   Commencement of investment operations.
(1) Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.
(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.
(3) Annualized.
(4) Not annualized.






    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


 1.  ORGANIZATION

     Mercantile Long-Short Manager Master Fund LLC (the "Master Fund") is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $47,654,658 (comprised of $46,831,482 of fund investments, $727,501 of cash, and $95,675 of receivable from fund investments sold) from Mercantile Long-Short Manager Fund LLC on July 1, 2006. Unrealized appreciation on the fund investments of $12,294,453 was included in the transfer. The Master Fund is a "master" fund within a "master-feeder" structure. Within this structure, one or more feeder funds invest all or substantially all of their investable assets in a master fund. The feeder funds' investment objectives are substantially the same as those of the Master Fund.

     The Master Fund's investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies that have either a low correlation with the equity and fixed income markets, or that, when balanced with other strategies, lower the correlation of the Master Fund's total performance to the equity and fixed income markets. The primary focus is in hedged equity strategies though there may also be investments in debt and other instruments. Investments may include long/short equity strategies that encompass general, sector-specific, international, emerging markets, and short-biased strategies. In addition to hedged equity, the Master Fund may also invest in opportunistic hedge funds that utilize distressed and event driven strategies.

     The Master Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

     Mercantile Capital Advisors, Inc. (the "Manager") is the investment manager of the Master Fund and oversees the management of the day-to-day operations of the Master Fund under the supervision of the Master Fund's Board. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager is a wholly-owned subsidiary of Mercantile-Safe Deposit & Trust Company ("MSD&T"). Mercantile Bankshares Corporation ("MBC") is a financial holding company for MSD&T and its affiliates.

     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Advantage Advisers Management LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

     Generally, initial and additional subscriptions for limited liability company interests ("Interests") by eligible members may be accepted at such times as the Master Fund may determine. The Master Fund reserves the right to reject any subscriptions for Interests in the Master Fund. The Master Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

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MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


2.   SIGNIFICANT ACCOUNTING POLICIES

     The Master Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States. The following is a summary of the significant accounting policies followed by the Master Fund:

     A.  PORTFOLIO VALUATION
         The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

         The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interest in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

         Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

     B.  INCOME RECOGNITION AND SECURITY TRANSACTIONS
         Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

         Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

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MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


     C.  FUND EXPENSES
         The Master Fund bears all expenses incurred in its business. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Master Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

         The managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These fees include management fees based upon the net asset value of the Master Fund's investment and an incentive or performance fee based upon the Master Fund's share of net profits in the Investment Fund. For the period ended September 30, 2006, fees for these services ranged from 1% to 3% annually for management fees and were 20% annually for the performance or incentive allocations.

         The Master Fund's initial organizational expenses including costs incurred with the initial offering of the Master Fund, were paid by the Manager.

     D.  INCOME TAXES
         The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

         On behalf of non-U.S. Members, the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

     E.  CASH AND CASH EQUIVALENTS
         Cash and cash equivalents represent cash in a non-interest bearing account.

     F.  SEGREGATED INVESTMENTS
         Certain investments can be segregated to finance the repurchase on Interests from tender offers. As of September 30, 2006 the Master Fund has sufficient cash on hand to cover future tender offers.

     G.  CAPITAL ACCOUNTS
         Net profits or net losses of the Master Fund for each month will be allocated to the capital accounts of members as of the last day of each month in accordance with members' respective investment percentages of the Master Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Master Fund, other than in accordance with the members' respective investment percentages.

     H.  USE OF ESTIMATES
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Master

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


         Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     A.  MANAGEMENT FEE
         The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases by the Master Fund. The Manager pays the Adviser half of the management fees earned from the Master Fund.

     B.  ADMINISTRATION AND OTHER FEES
         The Master Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Fund Services ("SEI") to serve as sub-administrator whereby SEI provides administrative and accounting, and investor services as well as serving in the capacity of transfer and distribution disbursing agent for the Master Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

         SEI Private Trust Company serves as custodian for the Master Fund's assets.

     C.  BOARD FEES
         Each Board member receives an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $3,333. The Master Fund also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Master Fund for the period ended September 30, 2006 were $11,403.

4.   CONCENTRATION OF RISK

     The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

     Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


     Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Master Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund expects the risk of loss to be remote.

7.   INVESTMENT TRANSACTIONS

     For the period ended September 30, 2006, the aggregate purchases and sales of investments (excluding short-term securities) were $1,000,000 and $0, respectively.

8.   TENDER OFFERS

     On September 1, 2006, the Master Fund offered to purchase for cash an amount of Interests or portions of Interest up to 5% of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at December 31, 2006. Tenders with an estimated value in the amount of $127,112 were received and accepted by the Master Fund from members. A Promissory Note has been issued by the Master Fund entitling the members to an initial payment within 30 days after December 31, 2006; the remaining amount will be paid promptly after completion of the Master Fund's March 31, 2007 year end audit.

9.   LINE OF CREDIT

     The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund will pay a facility fee to Boston Private Bank & Trust Company equal to one quarter of one percent of the amount of the facility. As of September 30, 2006 there were no borrowings outstanding.

10.  NEW ACCOUNTING PRONOUNCEMENTS

     In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2006, the Master Fund has not evaluated the impact that will result from adopting FIN 48.

     In September 2006, FASB issued Statement on Financial Accounting Standards
     (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


     applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Master Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
ADDENDUM TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

BOARD REVIEW OF THE CURRENT INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY AGREEMENTS

At a meeting held on November 17, 2005, the Board of Directors, including all of the independent Directors, unanimously approved the Investment Management Agreement between the Manager and the Master Fund, which was to take effect as of the date of the commencement of the operations of the master-feeder structure. In determining whether it was appropriate to approve the Investment Management Agreement, the Directors considered whether such approval would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Manager and the overall fairness of the Investment Management Agreement. The Directors also considered that, prior to the establishment of the Master Fund, the Manager acted as investment manager to the Mercantile Absolute Return Fund LLC (the "Predecessor Fund"). The Predecessor Fund was reorganized into the current master-feeder structure whereby the Master Fund assumed the Predecessor Fund's investment portfolio and the Predecessor Fund subsequently became another feeder fund of the Master Fund. The Directors thus considered the past performance of the Predecessor Fund and the fees paid to, and the expenses incurred by, the Manager in its roles as investment manager to the Predecessor Fund. Based on their evaluation of all material factors, including those described below, the Directors concluded that the terms of the Investment Management Agreement were reasonable and fair and in the best interests of the Master Fund and its members.

In connection with such approval, the Directors considered, with the assistance of their independent legal counsel, their legal responsibilities and reviewed materials received from the Manager. The materials were requested by counsel to the Directors, who is independent of the Manager, on behalf of the Directors and contained specific information to assist the Directors in their consideration of the Investment Management Agreement. The Directors carefully evaluated these materials with the management of the Manager and the Master Fund, and were advised by counsel to the Master Fund and independent counsel to the Directors with respect to their deliberations. The Directors also reviewed a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Management Agreement. The Directors also discussed approval of the Investment Management Agreement in an executive session with counsel to the Master Fund and independent counsel to the Directors, at which no representatives of the Manager were present.

In reaching their determination to approve each of the Investment Management Agreement, the Directors considered all of the factors they believed to be relevant, including: (1) the nature, extent and quality of to be rendered by the Manager; (2) the Management Fee and the total expense ratios of the Master Fund compared to other registered funds of hedge funds; (3) a report showing the annual performance of the Predecessor Fund compared to relevant market indices;
(4) a report on the Manager's profitability related to providing investment management services to the Predecessor Fund prior to the Predecessor Fund's reorganization into a master-feeder structure, after taking into account (i) the fees and other benefits realized by the Manager or any of its affiliates as a result of its role as investment manager to the Predecessor Fund and (ii) the direct and indirect expenses incurred by the Manager in providing such investment management services to the Predecessor Fund; (5) information about fees charged by the Manager to other comparable clients; and (6) the extent to which economies of scale would be realized under the master-feeder structure and whether fee levels reflect these economies of scale for the benefit of members. The Directors also considered that the Manager would receive incentive fees from the feeder funds that invested in the Master Fund that would be calculated based on each feeder fund members' net profits and paid by the respective feeder fund.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
ADDENDUM TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and it is presumed that each Director attributed different weights to the various factors.

The Directors considered the nature, extent and quality of investment management services to be provided by the Manager under the Investment Management Agreement. The Investment Management Agreement authorizes the Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, provided that any compensation payable to an investment adviser shall be paid by the Manager. The Manager also provides the Master Fund, with office space, administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Master Fund) and executive and other personnel as are necessary for their respective operations. The Directors also considered the Manager's compliance program and the enhancements made in light of new regulatory requirements. The Directors noted that the services provided by the Manager draw on, and benefit from, the resources of the larger organization of the Manager's direct parent company, MSD&T. The Directors considered the Manager's procedures for monitoring the investment activities of the Adviser. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors considered the Management Fee as well as the total expense ratio of the Master Fund in comparison to the fees and expenses of the peer group of investment companies similar to the Master Fund provided by the Manager from publicly available sources. The Directors recognized that it is difficult to make comparisons of investment management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors noted that the amount of the Master Fund's assets at inception is not sufficiently large to necessitate an assessment by the Directors regarding the extent to which further economies of scale could be realized as the Master Fund grows. In addition, the Directors considered that the Manager does not provide advisory services to other accounts with similar investment objectives, but does provide services to accounts with the same fund of funds investment structure. Based upon their review, the Directors concluded that the Management Fee was fair and reasonable.

The Directors also considered the annual returns of the Predecessor Fund since inception through September 30, 2005, the calendar years 2003 and 2004, and the year-to-date through September 30, 2005 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Predecessor Fund outperformed the annual returns of the HFRX Equity Hedge Index since inception, for the calendar year 2004 and for the year-to-date through September 30, 2005, and the Directors concluded that the Predecessor Fund's performance was satisfactory. In addition to the performance information received by the Directors for the November 17, 2005 meeting, the Directors routinely receive detailed performance information with respect to the Master Fund at other regular Board meetings.

The Directors also considered the costs to the Manager in providing services to the Predecessor Fund and the Manager's profitability from its overall association with the Predecessor Fund. At the request of the Directors, the Manager provided information concerning the profitability of the Manager's investment management activities from January 1, 2005 to September 30, 2005 and the most recent audited financial statement of its parent company, MBC. The information considered by the Directors included the Manager's operating profit margin with respect to services provided to the Predecessor Fund. The Directors reviewed the methods of cost allocation used by the Manager in preparing the profitability data. The Manager believes that the methods of allocation used were reasonable, but noted the limitations inherent in allocating costs to multiple products served by an organization such as the Manager where each product draws on, and benefits from, the research and other resources of a large organization. The Directors recognized the difficulty in making comparisons of profitability

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
ADDENDUM TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular investment manager, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the investment manager's capital structure and cost of capital. The Directors recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to the Master Fund and, based on their review, concluded that they were satisfied that the Manager's level of profitability from its relationship with the Predecessor Fund was not excessive.

The Directors concluded that based on the services that the Manager will provide to the Master Fund under the Investment Management Agreement and the expenses incurred by the Manager in the performance of such services, the compensation to be paid to the Manager is fair and reasonable. The Directors concluded that the overall arrangement between the Master Fund and the Manager, as provided in the Investment Management Agreement, was fair and reasonable in light of the services performed, expenses incurred and other such relevant factors.

At a meeting held on May 18, 2006, the Board of Directors of the Master Fund, including all of the independent Directors, unanimously approved the Investment Advisory Agreement between the Manager, the Adviser and the Master Fund which was to take effect as of the commencement of the operations of the master-feeder structure. In determining whether it was appropriate to approve the Investment Advisory Agreement, the Directors considered that, prior to the establishment of the Master Fund, the Adviser acted as investment adviser to the Predecessor Fund.

In connection with such approval, the Directors considered, with the assistance of their independent counsel, their legal responsibilities and reviewed materials received from the Adviser. The materials contained specific information to assist the Directors in their consideration of the Investment Advisory Agreement. The Directors carefully evaluated these materials with the Adviser and the Manager, and were advised by counsel to the Master Fund and independent counsel to the Directors with respect to their deliberations. The Directors also received a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Advisory Agreement. The Directors also discussed the approval of the Investment Advisory Agreement in an executive session with counsels, at which no representatives of the Adviser or the Manager were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The Directors considered whether the approval would be in the best interests of the Company and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser to the Predecessor Fund and the overall fairness of the Investment Advisory Agreement. In considering the nature and quality of the services, the Directors evaluated the investment and business operations capabilities of the Adviser, including the investment management style, experience and staffing of the personnel of the Adviser dedicated to perform services for the Master Fund, and the research, due diligence and investment selection process of the Adviser. The Master Fund's Board considered that the investment advisory services that the Adviser would render to the Master Fund following the restructuring of the Predecessor Fund into a master-feeder structure are identical to the services that the Adviser has rendered to the Predecessor Fund prior to the reorganization. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Master Fund.

The Directors considered the annualized investment performance of the Predecessor Fund for the quarter, one-year, three-year and since inception periods ended March 31, 2006 in comparison to relevant market indices and

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MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
ADDENDUM TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Predecessor Fund had outperformed the HFRX Equity Hedge Index for the quarter, one-year, three-year and since inception periods. The Directors noted that the Predecessor Fund had also outperformed the MSCI World Index and the S&P 500 Index for the quarter ended March 31, 2006. The Directors considered the Predecessor Fund's performance in the context of the objective of the Adviser to seek to achieve equity-like capital appreciation while attempting to manage risk by investing in assets that have a low correlation with the equity markets and noted that the Predecessor Fund's annualized standard deviation was lower than the MSCI World Index and the S&P 500 Index. The Directors concluded that the performance was satisfactory.

The Directors evaluated the overall fairness of the Investment Advisory Agreement and reviewed the fee structure and the profitability of the Adviser from its association with the Predecessor Fund. The Directors considered the fact that the Investment Advisory Agreement contained the same material terms and conditions as the investment advisory agreement with the Predecessor Fund (including the compensation paid to the Adviser). The Directors reviewed the advisory fee paid to the Adviser by the Manager in relation to the fees charged other similar advisory accounts of the Adviser. The Directors noted that the investment advisory fee paid to the Adviser by the Manager was comparable to fees the Adviser received from similar advisory arrangements. The Directors also considered that the advisory fee structure provides for the Manager to pay incentive fees to the Adviser when the performance exceeds certain levels and that such fees are paid by Mercantile. The Directors did not put great weight on the Adviser's profitability but recognized that the negotiation of the advisory fees is an arms' length transaction between the Manager and the Adviser. The Directors concluded that the compensation to be paid to the Adviser is fair and reasonable.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


INVESTMENT FUNDS                                                     LIQUIDITY
    Andromeda Global Credit Partners, L.P.                           Quarterly
    Artis Technology Qualified 2X, L.P.                              Quarterly
    Basswood Financial Partners, L.P.                                Quarterly
    Centaurus Alpha Fund, L.P.                                        Monthly
    Cipher Composite Fund L.P.                                        Monthly
    DAFNA Fund, L.L.C., Series A                                     Quarterly
    Eden Capital Partners                                          Semi-Annually
    Horseman Global Fund, L.P.                                        Monthly
    Kingdon Associates, L.P.                                         Quarterly
    Newcastle Partners, L.P.                                         Quarterly
    North Sound Legacy Institutional Fund, L.L.C.                    Quarterly
    Peak Select Partners L.P.                                         Monthly
    TCS Capital II, L.P.                                             Quarterly
    Wynnefield Partners Small Cap Value, L.P.                        Quarterly

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2006
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PORTFOLIO HOLDINGS DISCLOSURE

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Master Fund's Forms N-Q will be available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-551-2145; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR
Mercantile Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland  21201

INVESTMENT ADVISER
Advantage Advisers Management LLC
200 Park Avenue
New York, NY 10166

SUB-ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania  19456

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to members of the Master Fund filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There have been no changes to the Portfolio Managers since June 30, 2006.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the members may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Mercantile Long-Short Manager Fund LLC


By (Signature and Title)*                 /s/ Kevin A. McCreadie
                                          ----------------------------
                                          Kevin A. McCreadie
                                          Chief Executive Officer
Date: November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Kevin A. McCreadie
                                          ----------------------------
                                          Kevin A. McCreadie
                                          Chief Executive Officer
Date: November 29, 2006


By (Signature and Title)*                 /s/ Michael D. Daniels
                                          ----------------------------
                                          Michael D. Daniels
                                          Chief Financial Officer
Date: November 29, 2006
* Print the name and title of each signing officer under his or her signature.